RECLAMATION AND REMEDIATION LIABILITIES - Disclosure of detailed information about changes in reclamation and remediation liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation liability, beginning balance	$ 25,492	$ 25,531
Acquisition of MPM		114
Acquisition of FCGI	29,817
Reclamation costs	(1,188)	(1,196)
Accretion expenses	1,217	1,027
Change in estimates	(811)	16
Reclamation and remediation liability, ending balance	54,527	25,492
Less: current portion	1,615	1,056
Non-current portion	$ 52,912	$ 24,436